Exhibit 99.1

Nissan Master Owner Trust Receivables

Series 2017-A Notes

Sample Receivable Agreed-Upon Procedures

Report To:

Nissan Wholesale Receivables Corporation II

Nissan Motor Acceptance Corporation

MUFG Securities Americas Inc.

SG Americas Securities, LLC

Mizuho Securities USA LLC

4 April 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Wholesale Receivables Corporation II

Nissan Motor Acceptance Corporation

One Nissan Way

Franklin, Tennessee 37067

MUFG Securities Americas Inc.

1221 Avenue of the Americas, 6th Floor

New York, New York, 10020

SG Americas Securities, LLC

245 Park Avenue

New York, New York 10167

Mizuho Securities USA LLC

320 Park Avenue, 12th Floor

New York, New York 10022

Re:	Nissan Master Owner Trust Receivables (the “Issuing Entity”)
Series 2017-A Notes (the “Notes”)
Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Nissan Wholesale Receivables Corporation II (the “Depositor”) in evaluating the accuracy of certain information with respect to a revolving pool of receivables (the “Receivables”) arising from time to time in connection with the purchase and financing by retail motor vehicle dealers (the “Dealers”) of their new, pre-owned and used automobile and light-duty truck inventory, pursuant to certain floorplan financing accounts (the “Accounts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Nissan Motor Acceptance Corporation (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Dealer Summary Updated 0217.xlsx” and the corresponding record layout and decode information (the “Preliminary Summary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of floorplan financing accounts (the “Statistical Accounts”) with certain retail motor vehicle dealers (the “Statistical Dealers”) as of the close of business on 28 February 2017 (the “Statistical Cut-Off Date”),
ii.	Labeled “Dealer Detail w days 0217.xlsx” and the corresponding record layout and decode information (the “Preliminary Detail Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a revolving pool of receivables (the “Statistical Receivables”) corresponding to the Statistical Accounts as of the Statistical Cut-Off Date,
iii.	Labeled “Dealer Summary Updated 0217.xlsx” and the corresponding record layout and decode information (the “Statistical Summary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Statistical Accounts as of the Statistical Cut-Off Date and
iv.	Labeled “Dealer Detail w days 0217 Updated.xlsx” and the corresponding record layout and decode information (the “Statistical Detail Data File,” together with the Preliminary Summary Data File, Preliminary Detail Data File and Statistical Summary Data File the “Provided Preliminary Data Files”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Statistical Receivables corresponding to the Statistical Accounts as of the Statistical Cut-Off Date,
b.	Imaged copies of the:
i.	Monthly summary billing statement from the Sponsor’s electronic servicing and processing system (the “Monthly Billing Statement”),
ii.	Dealer summary balance report from the Sponsor’s electronic servicing and processing system (the “Dealer Summary Balance Report”) and
iii.	Automotive wholesale financing and security agreement, modification of wholesale loan documents, registration of alternate name, lease plan financing and security agreement and accompanying amendments (collectively and as applicable, the “Contract,” together with the Monthly Billing Statement and Dealer Summary Balance Report, the “Source Documents”)

relating to the Sample Receivables (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics,” together with the Recalculated Sample Characteristic (as defined in Attachment A), the “Final Sample Characteristics”), as shown on the Preliminary Data File and Statistical Data File (both as defined in Attachment A), as applicable, which are shown on Exhibit 1 to Attachment A and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Preliminary Data Files, Source Documents, Final Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File or Statistical Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Statistical Receivables, Receivables, Statistical Dealers, Dealers, Statistical Accounts or Accounts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 April 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Preliminary Summary Data File and Preliminary Detail Data File. The Preliminary Summary Data File and Preliminary Detail Data File, as combined, are hereinafter referred to as the “Preliminary Data File.”

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Statistical Receivables from the Preliminary Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables they instructed us to randomly select from the Preliminary Data file.

For the purpose of the procedures described in this report, the 125 Sample Receivables are referred to as Sample Receivable Numbers 1 through 125.

3.	For each Sample Receivable:

a.	We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	We observed that the corresponding Contract contained a signature in the dealer signature section of the Contract. We performed no procedures to determine the validity of the signature contained on the Contract.

4.	As instructed by the Sponsor, on behalf of the Depositor, we combined the information on the Statistical Summary Data File and Statistical Detail Data File. The Statistical Summary Data File and Statistical Detail Data File, as combined, are hereinafter referred to as the “Statistical Data File.”

5.	For each receivable on the Preliminary Data File and Statistical Data File, we compared the account number (the “Account Number”), as shown on the Preliminary Data File, to the corresponding Account Number, as shown on the Statistical Data File, and noted that:

a.	All of the Statistical Receivables included on the Statistical Data File were included on the Preliminary Data File and

b.	No receivables other than the Statistical Receivables were included on the Preliminary Data File or Statistical Data File.

Attachment A Page 2 of 2

6.	For the each Sample Receivable, we compared the Sample Characteristics, all as shown on the Preliminary Data File, to the corresponding information on the Statistical Data File. Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

7.	For each Sample Receivable, we compared the MARGIN (“spread charged over/under LIBOR”) characteristic (the “Recalculated Sample Characteristic”), as shown on the Statistical Data File, to the corresponding information we recalculated using information located on the Monthly Billing Statement, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the succeeding paragraphs of this Item 7. All such compared information was in agreement.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to recalculate the spread charged over/under LIBOR as the difference between:
a.	The annual percentage rate, as shown on the Monthly Billing Statement, and
b.	The rate, as shown in the table below, corresponding to the prime code, as shown on the Statistical Data File.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, provided us with the following rates corresponding to the prime codes, as shown on the Statistical Data File:

Prime Code	Rate
LRT	0.77944%
NPT	3.75000%
NYT	3.50000%

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.0001% or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described above.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document	Note(s)

Account number	ACCOUNT_NUMBER	Monthly Billing Statement and Dealer Summary Balance Report	i.

Dealer name	NAME	(a) Monthly Billing Statement and Dealer Summary Balance Report or	ii., iii., iv.

(b) Contract, Monthly Billing Statement and Dealer Summary Balance Report

Dealer state	DEALER STATE	Monthly Billing Statement

VIN	VIN	Monthly Billing Statement

Origination date	INVOICE_DATE	Monthly Billing Statement

Vehicle year	YEAR	Monthly Billing Statement

Original balance	ORIGINAL_BALANCE	Monthly Billing Statement

Current balance	CURRENT_BALANCE	Monthly Billing Statement

Vehicle age classification	CLASS_CODE	Monthly Billing Statement

Annual percentage rate	ALL IN	Monthly Billing Statement

Dealer’s current balance	NET PRNCIPAL BALANCE	Monthly Billing Statement and Dealer Summary Balance Report

Commitment amount	COMMITMENT	Monthly Billing Statement and Dealer Summary Balance Report

CMA balance	CMA BALANCE	Dealer Summary Balance Report	v.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the dealer name Sample Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to truncation, abbreviation, name order or punctuation.

iii.	For the purpose of comparing the dealer name Sample Characteristic for each Sample Receivable (except for Sample Receivable number 35), the Sponsor, on behalf of the Depositor, instructed us to use the Monthly Billing Statement and Dealer Summary Balance Report as the Source Documents.

Exhibit 1 to Attachment A

Notes: (continued)

iv.	The Sponsor, on behalf of the Depositor, indicated that the Contract for Sample Receivable number 35 identifies the dealer name, as shown on the Preliminary Data File, and alternative dealer name (the “Alternative Dealer Name”) that are used interchangeably.

For the purpose of comparing the dealer name Sample Characteristic for Sample Receivable number 35, the Sponsor, on behalf of the Depositor, instructed us to note agreement with the dealer name, as shown on the Preliminary Data File, if the Alternative Dealer Name, as shown on the Contract, agrees to the corresponding dealer name, as shown on the Monthly Billing Statement and Dealer Summary Balance Report.

v.	For the purpose of comparing the CMA balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to compare the absolute value of the CMA balance, as shown on the Preliminary Data File, to the corresponding information shown on the Dealer Summary Balance Report.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

2	Vehicle year	15	17
4	Vehicle year	14	17
5	Vehicle year	14	17
6	Vehicle year	14	17
7	Vehicle year	14	17
25	Vehicle year	14	17
	Annual percentage rate	2.28889	2.2794
28	Vehicle year	12	17
30	Vehicle year	13	17
31	Vehicle year	13	17
32	Vehicle year	13	17
36	Vehicle year	13	16
38	Vehicle year	14	17
41	Vehicle year	13	17
43	Vehicle year	13	17
44	Vehicle year	12	17
47	Vehicle year	13	17
48	Annual percentage rate	2.28889	2.2794
49	Vehicle year	12	17
51	Annual percentage rate	3.28889	3.2794
52	Vehicle year	15	17
53	Vehicle year	12	17
	Annual percentage rate	2.28889	2.2794
54	Vehicle year	13	17
	Annual percentage rate	2.28889	2.2794

Exhibit 2 to Attachment A

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

60	Vehicle year	12	16
62	Vehicle year	13	17
63	Vehicle year	13	17
64	Vehicle year	14	17
65	Vehicle year	14	17
72	Vehicle year	14	17
	Annual percentage rate	2.28889	2.2794
73	Vehicle year	12	17
74	Vehicle year	12	15
77	Annual percentage rate	2.28889	2.2794
78	Annual percentage rate	2.28889	2.2794
79	Vehicle year	13	17
84	Vehicle year	12	17
86	Vehicle year	12	17
87	Vehicle year	13	16
88	Vehicle year	13	17
89	Vehicle year	12	17
100	Vehicle year	14	17
	Annual percentage rate	2.68889	2.6794
109	Annual percentage rate	2.83889	2.8294
120	Vehicle year	12	17
121	Vehicle year	12	17
123	Annual percentage rate	2.28889	2.2794
124	Dealer state	NY	NJ

Exhibit 3 to Attachment A

Sample Characteristic Differences Between the Preliminary Data File and Statistical Data File

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Statistical Data File Value
2	Vehicle year	15	17
4	Vehicle year	14	17
5	Vehicle year	14	17
6	Vehicle year	14	17
7	Vehicle year	14	17
25	Vehicle year	14	17
	Annual percentage rate	2.28889	2.27944
28	Vehicle year	12	17
30	Vehicle year	13	17
31	Vehicle year	13	17
32	Vehicle year	13	17
36	Vehicle year	13	16
38	Vehicle year	14	17
41	Vehicle year	13	17
43	Vehicle year	13	17
44	Vehicle year	12	17
47	Vehicle year	13	17
48	Annual percentage rate	2.28889	2.27944
49	Vehicle year	12	17
51	Annual percentage rate	3.28889	3.27944
52	Vehicle year	15	17
53	Vehicle year	12	17
	Annual percentage rate	2.28889	2.27944
54	Vehicle year	13	17
	Annual percentage rate	2.28889	2.27944

Exhibit 3 to Attachment A

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Statistical Data File Value
60	Vehicle year	12	16
62	Vehicle year	13	17
63	Vehicle year	13	17
64	Vehicle year	14	17
65	Vehicle year	14	17
72	Vehicle year	14	17
	Annual percentage rate	2.28889	2.27944
73	Vehicle year	12	17
74	Vehicle year	12	15
77	Annual percentage rate	2.28889	2.27944
78	Annual percentage rate	2.28889	2.27944
79	Vehicle year	13	17
84	Vehicle year	12	17
86	Vehicle year	12	17
87	Vehicle year	13	16
88	Vehicle year	13	17
89	Vehicle year	12	17
100	Vehicle year	14	17
	Annual percentage rate	2.68889	2.67944
109	Annual percentage rate	2.83889	2.82944
120	Vehicle year	12	17
121	Vehicle year	12	17
123	Annual percentage rate	2.28889	2.27944
124	Dealer state	NY	NJ